Deferred tax - Expiry dates of the cumulative tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 118,477	$ 97,794
Within 1 year
Income Tax Disclosure [Line Items]
Tax losses utilized	2,334	32,049
Over 1 year but within 5 years
Income Tax Disclosure [Line Items]
Tax losses utilized	16,897	14,114
Over 5 years but within 10 years
Income Tax Disclosure [Line Items]
Tax losses utilized	19,802	28,453
Do not expire under the relevant tax legislation
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 79,444	$ 23,178